UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02924

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED

ENTERPRISES MONEY MARKET FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 6/30

Date of reporting period: 6/30/2010

Item 1:	Report to Shareholders.

2010

LORD ABBETT

ANNUAL

REPORT

Lord Abbett

U.S. Government & Government

Sponsored Enterprises Money

Market Fund

For the fiscal year ended June 30, 2010

Lord Abbett U.S. Government & Government

Sponsored Enterprises Money Market Fund

Annual Report

For the fiscal year ended June 30, 2010

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

The last 12 months have been an especially interesting time for money market funds, with yields on money market securities remaining at record-low levels. Since the end of 2008, the Federal Reserve Board has kept the fed funds interest rate at historically low levels making it difficult for money market funds to maintain a positive yield and generate income above fund expenses.

In response to the financial crisis and its impact on certain money market funds, the U.S. Securities and Exchange Commission (SEC) recently adopted several amendments to Rule 2a-7 under the Investment Company Act of 1940, which governs money market funds. The amendments are intended to: (i) strengthen the risk-limiting conditions under Rule 2a-7, including the addition of new liquidity requirements; (ii) enhance portfolio information disclosure; and (iii) improve fund operations.

The SEC rules are intended to increase the resilience of money market funds to economic stresses and to reduce the risks of sizable withdrawals from the funds by shortening maturity limits, increasing credit quality standards, and imposing new liquidity and enhanced disclosure requirements. By enforcing greater restrictions on the types of securities in which money market funds can invest, the SEC is trying to reduce the possibility of any money market fund “breaking the buck.”

The Fund had already complied with a number of new rules before they took effect in May 2010, and is committed to comply with the others. Lord Abbett is supportive of these policies, which are meant to strengthen the money market industry and protect investors.

Thank you for investing in Lord Abbett mutual funds. We value the trust you place in us and look forward to serving your investment needs in the years to come.

Expense Example

As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and service (12b-1) fees (currently only Class B shares have an active 12b-1 Plan); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 through June 30, 2010).

Actual Expenses

For each class of the Fund, the first line of the applicable table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period 1/1/10 – 6/30/10” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the applicable table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/10	6/30/10	1/1/10 - 6/30/10
Class A
Actual	$1,000.00	$1,000.10	$0.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.19	$0.65
Class B
Actual	$1,000.00	$1,000.00	$0.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.11	$0.75
Class C
Actual	$1,000.00	$1,000.10	$0.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.19	$0.65
Class I
Actual	$1,000.00	$1,000.10	$0.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.19	$0.65

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.13% for Classes A, C and I and 0.15% for Class B) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period.)

Portfolio Holdings Presented by Maturity

June 30, 2010

Days	%*
1 - 30 days	44.61%
31 - 60 days	31.81%
61 - 90 days	23.58%
Total	100.00%

*	Represents percent of total investments.

Schedule of Investments

June 30, 2010

Investments	Yield	Maturity Date	Principal Amount (000)	Value
GOVERNMENT SPONSORED ENTERPRISES SECURITIES 80.28%
Federal Home Loan Bank	0.19%	7/30/2010	$45,000	$44,993,112
Federal Home Loan Bank	0.19%	8/4/2010	50,000	49,991,028
Federal Home Loan Bank	0.19%	9/1/2010	29,000	28,990,511
Federal Home Loan Bank	0.195%	9/1/2010	28,000	27,990,597
Federal Home Loan Mortgage Corp.	0.15%	9/13/2010	35,000	34,989,208
Federal Home Loan Mortgage Corp.	0.15%	9/20/2010	33,000	32,988,862
Federal Home Loan Mortgage Corp.	0.165%	8/31/2010	5,000	4,998,602
Federal Home Loan Mortgage Corp.	0.18%	9/7/2010	500	499,830
Federal Home Loan Mortgage Corp.	0.185%	7/6/2010	65,000	64,998,330
Federal Home Loan Mortgage Corp.	0.20%	8/16/2010	52,000	51,986,711
Federal National Mortgage Assoc.	0.18%	7/28/2010	35,000	34,995,275
Federal National Mortgage Assoc.	0.18%	9/1/2010	8,000	7,997,520
Federal National Mortgage Assoc.	0.19%	8/18/2010	28,000	27,992,907
Federal National Mortgage Assoc.	0.194%	8/18/2010	57,000	56,985,256
Federal National Mortgage Assoc.	0.23%	9/8/2010	134	133,941

Total Government Sponsored Enterprises Securities				470,531,690

U.S. TREASURY OBLIGATION 3.41%
U.S. Treasury Bills	0.164%	7/15/2010	20,000	19,998,720

REPURCHASE AGREEMENT 16.59%
Repurchase Agreement dated 6/30/2010, Zero Coupon due 7/1/2010 with Fixed Income Clearing Corp. collateralized by $17,255,000 of Federal Home Loan Mortgage Corp. at 1.50% due 8/24/2011, $19,810,000 of Federal National Mortgage Assoc. at 5.375% due 11/15/2011 and $57,700,000 of Federal National Mortgage Assoc. at 3.625% due 8/15/2011; value: $99,143,513; proceeds: $97,198,866			97,199	97,198,866

Total Investments in Securities 100.28% (cost $587,729,276)*				587,729,276

Liabilities in Excess of Other Assets (0.28)%				(1,630,990)

Net Assets 100.00%				$586,098,286

*	Cost for Federal income tax purposes is $587,729,276. Weighted average maturity of investments: 36 days.

See Notes to Financial Statements.

Statement of Assets and Liabilities

June 30, 2010

ASSETS:
Investments in securities, at cost and value	$587,729,276
Receivables:
Capital shares sold	1,510,123
From advisor (See Note 3)	277,900
Prepaid expenses	49,153
Total assets	589,566,452
LIABILITIES:
Payables:
Capital shares reacquired	2,776,166
Management fee	226,105
Directors’ fees	151,910
12b-1 distribution fees-Class B	51,540
Fund administration	19,528
Distributions payable	8,818
Accrued expenses and other liabilities	234,099
Total liabilities	3,468,166
NET ASSETS	$586,098,286
COMPOSITION OF NET ASSETS:
Paid-in capital	$586,098,027
Undistributed net investment income	259
Net Assets	$586,098,286
Net assets by class:
Class A Shares	$498,657,069
Class B Shares	$33,210,300
Class C Shares	$45,310,211
Class I Shares	$8,920,706
Outstanding shares by class:
Class A Shares (1.2 billion shares of common stock authorized, $.001 par value)	498,656,864
Class B Shares (400 million shares of common stock authorized, $.001 par value)	33,210,287
Class C Shares (300 million shares of common stock authorized, $.001 par value)	45,310,202
Class I Shares (100 million shares of common stock authorized, $.001 par value)	8,920,707
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$1.00
Class B Shares-Net asset value	$1.00
Class C Shares-Net asset value	$1.00
Class I Shares-Net asset value	$1.00

See Notes to Financial Statements.

Statement of Operations

For the Year Ended June 30, 2010

Investment income:
Interest	$912,067
Expenses:
Management fee	2,791,572
12b-1 distribution plan-Class B	319,153
Shareholder servicing	1,276,289
Fund administration	241,657
Registration	122,211
Reports to shareholders	43,959
Professional	48,733
Directors’ fees	26,549
Custody	9,108
Other	31,640
Gross expenses	4,910,871
Expense reductions (See Note 6)	(351)
Management fee waived and expenses reimbursed (See Note 3)	(3,800,069)
12b-1 distribution plan-Class B reimbursed (See Note 3)	(310,642)
Net expenses	799,809
Net investment income	$112,258

See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Year Ended June 30, 2010	For the Year Ended June 30, 2009
Operations:
Net investment income	$112,258	$3,293,151
Distributions to shareholders from:
Class A	(100,735)	(2,895,438)
Class B	–	(112,417)
Class C	(9,592)	(221,946)
Class I	(1,931)	(63,350)
Total distributions to shareholders	(112,258)	(3,293,151)
Capital share transactions (Net of share conversions) (See Note 9):
Net proceeds from sales of shares	1,007,624,573	1,357,488,356
Reinvestment of distributions	112,783	3,647,453
Cost of shares reacquired	(1,081,923,112)	(1,203,809,259)
Net increase (decrease) in net assets resulting from capital share transactions	(74,185,756)	157,326,550
Net increase (decrease) in net assets	(74,185,756)	157,326,550
NET ASSETS:
Beginning of year	$660,284,042	$502,957,492
End of year	$586,098,286	$660,284,042
Undistributed net investment income	$259	$259

See Notes to Financial Statements.

Financial Highlights

	Class A Shares
	Year Ended 6/30
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Investment operations:

Net investment income(a)	— (b)	.01	.03	.05	.03

Distributions to shareholders from:

Net investment income	— (b)	(.01)	(.03)	(.05)	(.03)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(c)	.02%	.59%	3.21%	4.68%	3.51%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.13%	.51%	.70%	.70%	.70%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.13%	.51%	.70%	.70%	.70%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.76%	.79%	.90%	.92%	1.01%

Net investment income	.02%	.53%	3.15%	4.58%	3.47%

Supplemental Data:
Net assets, end of year (000)	$498,657	$536,755	$425,473	$393,914	$337,018
(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class B Shares
	Year Ended 6/30
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Investment operations:

Net investment income(a)	—	— (b)	.02	.04	.03

Distributions to shareholders from:

Net investment income	—	— (b)	(.02)	(.04)	(.03)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(c)	.00%	.26%	2.44%	3.89%	2.73%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.15%	.80%	1.45%	1.45%	1.45%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.15%	.80%	1.45%	1.45%	1.45%

Expenses, excluding expense reductions, and management fee waived and expenses reimbursed	1.51%	1.54%	1.66%	1.67%	1.76%

Net investment income	.00%	.19%	2.24%	3.83%	2.67%

Supplemental Data:
Net assets, end of year (000)	$33,210	$56,243	$39,283	$23,358	$26,534
(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

	Class C Shares
	Year Ended 6/30
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Investment operations:

Net investment income(a)	– (b)	.01	.03	.05	.03

Distributions to shareholders from:

Net investment income	– (b)	(.01)	(.03)	(.05)	(.03)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(c)	.02%	.59%	3.21%	4.68%	3.51%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.13%	.50%	.70%	.70%	.70%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.13%	.50%	.70%	.70%	.70%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.76%	.79%	.91%	.92%	1.01%

Net investment income	.02%	.44%	2.92%	4.59%	3.42%

Supplemental Data:
Net assets, end of year (000)	$45,310	$56,597	$27,276	$14,207	$13,064
(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (concluded)

	Class I Shares
	Year Ended 6/30
	2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00

Investment operations:

Net investment income(a)	– (b)	.01	.03	.05	.03

Distributions to shareholders from:

Net investment income	– (b)	(.01)	(.03)	(.05)	(.03)

Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(c)	.02%	.59%	3.21%	4.68%	3.51%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.13%	.52%	.70%	.70%	.70%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.13%	.52%	.70%	.70%	.70%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.76%	.79%	.90%	.92%	1.01%

Net investment income	.02%	.58%	3.12%	4.58%	3.50%

Supplemental Data:
Net assets, end of year (000)	$8,921	$10,689	$10,925	$6,800	$7,024
(a)	Calculated using average shares outstanding during the year.
(b)	Amount is less than $.01.
(c)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Notes to Financial Statements

1.    ORGANIZATION

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on May 9, 1979.

The investment objective of the Fund is to seek high current income and preservation of capital through investments in high quality, short-term, liquid securities.

The Fund has four classes of shares: Classes A, B, C and I. There are no front-end sales charges on shares of each class, although there may be a contingent deferred sales charge (“CDSC”) applied to a class of shares as follows: certain redemptions of Class A shares acquired through an exchange; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day the purchase order was accepted. On March 31, 2010, the Fund no longer made Class B shares available for purchase.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–The Fund values securities utilizing the amortized cost method, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Securities purchased at face value are valued at cost, which approximates market value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c)	Investment Income–Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for the fiscal years ended June 30, 2007 through June 30, 2010. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Notes to Financial Statements (continued)

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class B shares bear all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(g)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2010 in valuing the Fund’s investments carried at value:

Investment Type	Level 1	Level 2	Level 3	Total
Government Sponsored Enterprises Securities	$–	$470,531,690	$–	$470,531,690
U.S. Treasury Obligation	–	19,998,720	–	19,998,720
Repurchase Agreement	–	97,198,866	–	97,198,866
Total	$–	$587,729,276	$–	$587,729,276

Notes to Financial Statements (continued)

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rates:

First $250 million	.50%
Next $250 million	.45%
Over $500 million	.40%

For the fiscal year ended June 30, 2010, the effective management fee, before waivers and expenses reimbursed, was at an annualized rate of .46% of the Fund’s average daily net assets.

For the period July 1, 2009 through June 30, 2010, Lord Abbett voluntarily agreed to waive all or a portion of its management fee and, if necessary, reimburse expenses so that total net annual operating expenses did not exceed an annual rate of .70% of average daily net assets for Class A, C and I shares and 1.45% of average daily net assets for Class B shares(1). In addition, Lord Abbett voluntarily agreed to waive a portion of the Fund’s management fee and, if necessary, reimburse expenses to the extent necessary so Class A, C and I shares maintain a 0.02% annualized distribution yield, and Class B shares maintain a 0.00% annualized distribution yield. For the fiscal year ended June 30, 2010, Lord Abbett waived its entire management fee of $2,791,572 and reimbursed other expenses of $1,008,497. For the fiscal year ended June 30, 2010, Lord Abbett Distributor LLC (the “Distributor”) reimbursed Class B 12b-1 fees of $310,642.

Lord Abbett may stop or change the level of the voluntary waiver or reimbursement at any time.

(1)

For the period July 1, 2009 through October 31, 2009, Lord Abbett contractually agreed to reimburse the Fund to the extent necessary so that each class’ total annual operating expenses did not exceed annual rates of .75% of average daily net assets for Class A, C and I shares and 1.50% of average daily net assets for Class B shares.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund’s average daily net assets.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B and C shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to the Distributor. The fees are accrued daily at annual rates based upon the Fund’s average daily net assets as follows:

Fees	Class A(1)	Class B	Class C(1)
Service and distribution fee	.15%	.75%	1.00%

(1)	The Fund has not activated its plan for Class A and Class C, and therefore, no payments are currently authorized under the distribution plan.

Class I shares do not have a distribution plan.

Two Directors and certain of the Fund’s officers have an interest in Lord Abbett.

Notes to Financial Statements (continued)

4.    DISTRIBUTIONS

Dividends from net investment income are declared daily and paid monthly.

The tax character of distributions paid during the fiscal years ended June 30, 2010 and 2009 was as follows:

	Year Ended 6/30/2010	Year Ended 6/30/2009
Distributions paid from:
Ordinary income	$112,258	$3,293,151
Total distributions paid	$112,258	$3,293,151

5.    DIRECTORS’ REMUNERATION

The Fund’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

6.    EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

7.    CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

8.    INVESTMENT RISKS

The Fund’s yield may vary in response to changes in interest rates and other market factors.

The Fund generally invests a substantial portion of its assets in money market securities issued by various government-sponsored enterprises such as Federal Home Loan Mortgage Corporation, the Federal Home Loan Banks and Federal National Mortgage Association. Such securities are not guaranteed by the U.S. Government, but are supported only by the credit of the particular government-sponsored enterprises involved, and the discretionary authority of the U.S. Treasury to purchase the enterprise’s obligations. There is no assurance that the U.S. Government will provide financial support to enterprises that are not supported by the full faith and credit of the U.S. Government.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund.

These factors can affect the Fund’s performance.

Notes to Financial Statements (concluded)

9.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Year Ended June 30, 2010		Year Ended June 30, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	948,557,588	$948,605,902	1,201,085,260	$1,201,085,260
Converted from Class B*	5,628,056	5,579,743	3,966,296	3,966,296
Reinvestment of distributions	101,323	101,323	3,233,673	3,233,673
Shares reacquired	(992,384,829)	(992,384,833)	(1,097,003,687)	(1,097,003,691)
Increase (decrease)	(38,097,862)	$(38,097,865)	111,281,542	$111,281,538

Class B Shares
Shares sold	17,930,656	$17,930,656	71,618,380	$71,618,381
Reinvestment of distributions	–	–	119,552	119,552
Shares reacquired	(35,335,435)	(35,383,748)	(50,811,625)	(50,811,628)
Converted to Class A*	(5,628,054)	(5,579,743)	(3,966,296)	(3,966,296)
Increase (decrease)	(23,032,833)	$(23,032,835)	16,960,011	$16,960,009

Class C Shares
Shares sold	34,734,272	$34,734,272	75,570,849	$75,570,848
Reinvestment of distributions	9,475	9,474	221,168	221,168
Shares reacquired	(46,030,952)	(46,030,953)	(46,470,297)	(46,470,298)
Increase (decrease)	(11,287,205)	$(11,287,207)	29,321,720	$29,321,718

Class I Shares
Shares sold	6,353,743	$6,353,743	9,213,867	$9,213,867
Reinvestment of distributions	1,987	1,986	73,060	73,060
Shares reacquired	(8,123,578)	(8,123,578)	(9,523,642)	(9,523,642)
Decrease	(1,767,848)	$(1,767,849)	(236,715)	$(236,715)
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

10.    SUBSEQUENT EVENTS

Management has determined that there were no material subsequent events that would require recognition or additional disclosure in the Fund’s financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (the “Fund”), including the schedule of investments, as of June 30, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2010, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. as of June 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, New York

August 26, 2010

Basic Information About Management

The Board of Directors (the “Board”) is responsible for the management of the business and affairs of the Fund in accordance with the laws of the State of Maryland. The Board appoints officers who are responsible for the day-to-day operations of Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to the Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Fund’s organizational documents.

Lord, Abbett & Co. LLC (“Lord Abbett”), a Delaware limited liability company, is the Fund’s investment adviser.

Interested Directors

The following Directors are associated with Lord Abbett and are “interested persons” of the Fund as defined in the Act. Mr. Dow and Ms. Foster are officers and directors or trustees of each of the 14 Lord Abbett-sponsored funds, which consist of 57 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation During Past Five Years	Other Directorships

Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Director since 1989 and Chairman since 1996	Senior Partner of Lord Abbett (since 2007), and was formerly Managing Partner (1996 - 2007) and Chief Investment Officer (1995 - 2007), joined Lord Abbett in 1972.	N/A

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director since 2006	Managing Partner of Lord Abbett (since 2007) and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.	N/A

Independent Directors

The following independent or outside Directors (“Independent Directors”) are directors or trustees of each of the 14 Lord Abbett-sponsored funds, which consist of 57 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation During Past Five Years	Other Directorships

E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Director since 1994	Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000).	Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998). Previously served as director of R.H. Donnelley Inc. and Adelphia Communications Inc.

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation During Past Five Years	Other Directorships

William H.T. Bush Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1938)	Director since 1998	Co-founder and Chairman of the Board of the financial advisory firm of Bush-O’Donnell & Company (since 1986).	Currently serves as director of WellPoint, Inc., a health benefits company (since 2002). Previously served as a director of Engineered Support Systems, Inc.

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Director since 1998	Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991- 2009).	Previously served as a director of Avondale, Inc. and Interstate Bakeries Corp.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004	Owner and CEO of The Hill Company, a business consulting firm (since 1998).	Currently serves as director of WellPoint, Inc., a health benefits company (since 1994). Previously served as a director of Resources Connection, Inc., a consulting firm.

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2000	Advisor of One Equity Partners, a private equity firm (since 2004).	Currently serves as a director and Chairman of the Board of GMAC Inc., a financial services firm (since 2009) and as a director of Molson Coors Brewing Company (since 2002).

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Director since 1982	Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996).	Currently serves as director of Ace, Ltd. (since 1997) and Hewitt Associates, Inc. (since 2004).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006	CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990).	Currently serves as director of Crane Co. (since 1998). Previously served as a director of Viacell Inc.

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Fund. All of the officers of the Fund also may be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation” column indicate each officer’s position(s) and title(s) with Lord Abbett.

Name and Year of Birth	Current Position with the Fund	Length of Service of Current Position	Principal Occupation During Past Five Years

Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1996	Senior Partner of Lord Abbett (since 2007), and was formerly Managing Partner (1996 - 2007) and Chief Investment Officer (1995 - 2007), joined Lord Abbett in 1972.

Daria L. Foster (1954)	President	Elected in 2006	Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Robert I. Gerber (1954)	Executive Vice President	Elected in 1997	Partner and Chief Investment Officer (since 2007), joined Lord Abbett in 1997 as Director of Taxable Fixed Income Management.

Robert A. Lee (1969)	Executive Vice President	Elected in 2000	Partner and Director, joined Lord Abbett in 1997.

James W. Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Partner and Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Deputy General Counsel, joined Lord Abbett in 2006 and was formerly an attorney at Morgan, Lewis & Bockius LLP.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Fund	Length of Service of Current Position	Principal Occupation During Past Five Years

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Senior Deputy General Counsel, joined Lord Abbett in 2007 and was formerly an Executive Vice President and the General Counsel at Cohen & Steers Capital Management, Inc. (1999 - 2007).

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information (“SAI”), which contains further information about the Fund’s Directors. It is available free upon request.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

Tax Information

For foreign shareholders, all of the ordinary income distributions paid by the Fund during the fiscal year ended June 30, 2010 represent interest-related dividends.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc.

LAMM-2-0610

(08/10)

Item 2:	Code of Ethics.

(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended June 30, 2010 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 12(a)(1) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 888-522-2388.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: E. Thayer Bigelow, Robert B. Calhoun Jr., Franklin W. Hobbs, and James L.L. Tullis. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended June 30, 2010 and 2009 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2010	2009
Audit Fees {a}	$32,500	$32,500
Audit-Related Fees	- 0 -	- 0 -

Total audit and audit-related fees	$32,500	32,500

Tax Fees {b}	5,724	5,740
All Other Fees	- 0 -	- 0 -

Total Fees	$38,224	$38,240

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended June 30, 2010 and 2009 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1)	Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•

any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2)	The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f)	Not applicable.

(g)	The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended June 30, 2010 and 2009 were:

	Fiscal year ended:
	2010	2009
All Other Fees {a}	$140,0000	$197,324

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SAS 70 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended June 30, 2010 and 2009 were:

	Fiscal year ended:
	2010	2009
All Other Fees	$ - 0 -	$ - 0-

(h)	The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: August 26, 2010
	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: August 26, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 26, 2010